GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill, Beginning Balance	$ 38,897	$ 24,624
Business combination	5,809	14,245
Adjustments due to purchase price allocation	140	(157)
Foreign currency translation adjustments	(502)	185
Goodwill, Ending Balance	44,344	38,897
IT Professional Services [Member]
Goodwill, Beginning Balance	11,908	12,428
Business combination	5,809	0
Adjustments due to purchase price allocation	0	(520)
Foreign currency translation adjustments	0	0
Goodwill, Ending Balance	17,717	11,908
Software Services [Member]
Goodwill, Beginning Balance	26,989	12,196
Business combination	0	14,245
Adjustments due to purchase price allocation	140	363
Foreign currency translation adjustments	(502)	185
Goodwill, Ending Balance	$ 26,627	$ 26,989